EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	3 Months Ended				10 Months Ended	12 Months Ended			2 Months Ended	1 Months Ended	3 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Nov. 09, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Predecessor	Nov. 09, 2010 Predecessor	Sep. 30, 2010 Predecessor	Jun. 30, 2010 Predecessor	Mar. 31, 2010 Predecessor	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor
Basic and diluted
Antidilutive securities excluded from diluted EPS (in shares)								40,781,905
Numerators - Basic:
Loss from continuing operations	$ (249,079)	$ (352,693)	$ 260,250	$ (197,191)	$ 9,846	$ (611,790)	$ (279,788)		$ (526,991)	$ (249,079)	$ (263,044)	$ (226,657)	$ (126,080)	$ (19,560)	$ (635,341)	$ (523,441)
Allocation to noncontrolling interests	1,843						(6,331)								13,572	19,911
Loss from continuing operations - net of noncontrolling interests	(247,236)						(286,119)								(621,769)	(503,530)
Discontinued operations	(7,005)	(15,572)	(3,689)	(4,922)	(2,910)		(27,093)			(7,005)	(653,787)	(7,122)	8,508	75,334	(577,067)	(781,275)
Allocation to noncontrolling interests	25						40								13,078	116
Discontinued operations - net of noncontrolling interest	(6,980)						(27,053)								(563,989)	(781,159)
Net loss	(256,084)						(306,881)								(1,212,408)	(1,304,716)
Allocation to noncontrolling interests	1,868						(6,291)								26,650	20,027
Net loss attributable to common stockholders	(254,216)	(367,838)	252,049	(203,047)	5,664		(313,172)			(254,216)	(888,702)	(231,185)	(117,527)	51,656	(1,185,758)	(1,284,689)
Numerators - Diluted:
Loss from continuing operations - net of noncontrolling interests	(247,236)						(286,119)								(621,769)	(503,530)
Exclusion of warrant adjustment	205,252						(55,042)
Diluted loss from continuing operations	(247,236)						(341,161)								(621,769)	(503,530)
Net income (loss) attributable to common stockholders	(254,216)	(367,838)	252,049	(203,047)	5,664		(313,172)			(254,216)	(888,702)	(231,185)	(117,527)	51,656	(1,185,758)	(1,284,689)
Diluted net income (loss) attributable to common stockholders	$ (254,216)						$ (368,214)								$ (1,185,758)	$ (1,284,689)
Denominators:
Weighted average number of common shares outstanding - basic	945,248,000	943,669,000	936,260,000	946,769,000	957,435,000		943,669,000			945,248,000	317,393,000	317,393,000	317,363,000	315,773,000	316,918,000	311,993,000
Effect of dilutive securities							37,467,000
Weighted Average Number of Shares Outstanding, Diluted	945,248,000	943,669,000	970,691,000	946,769,000	996,936,000		981,136,000			945,248,000	317,393,000	317,393,000	317,363,000	317,070,000	316,918,000	311,993,000